Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 72,824	$ 66,020
Securities
Trading	204,154	183,300
Investment, net of applicable allowance	333,858	256,618
Securities	538,012	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	265,832	350,803
Loans, net of applicable allowance
Loans, net	1,025,460	981,380
Other
Derivatives	155,023	150,612
Deposits
Personal	523,327	522,139
Business and government	918,163	839,670
Bank	39,987	47,722
Deposits	1,481,477	1,409,531
Other
Obligations related to securities sold short	47,072	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	266,287	305,321
Derivatives	158,862	163,763
Subordinated debentures	13,832	13,546
Financial assets classified as FVTPL [member]
Securities
Trading	198,389	182,346
Securities	198,389	182,346
Assets purchased under reverse repurchase agreements and securities borrowed	200,628	284,311
Loans, net of applicable allowance
Retail	982	915
Wholesale	10,608	6,177
Loans, net	11,590	7,092
Other
Derivatives	155,023	150,612
Other assets	12,592	11,770
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	66,261	53,996
Securities
Trading	5,765	954
Securities	5,765	954
Loans, net of applicable allowance
Wholesale		2,030
Loans, net		2,030
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	231,823	155,118
Securities	231,823	155,118
Loans, net of applicable allowance
Retail	440	580
Wholesale	693	1,003
Loans, net	1,133	1,583
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,370	1,242
Securities	1,370	1,242
Financial liabilities classified as FVTPL [member]
Deposits
Personal	782	508
Business and government	246	191
Deposits	1,028	699
Other
Obligations related to securities sold short	47,072	35,286
Derivatives	158,862	163,763
Other liabilities	323	(1,407)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	39,347	33,799
Business and government	161,091	156,238
Bank	2,612	10,530
Deposits	203,050	200,567
Other
Obligations related to assets sold under repurchase agreements and securities loaned	233,863	270,663
Other liabilities	18,359
Subordinated debentures	239
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,563	12,024
Securities
Investment, net of applicable allowance	97,508	96,336
Securities	97,508	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	65,204	66,492
Loans, net of applicable allowance
Retail	638,361	619,320
Wholesale	371,029	345,561
Loans, net	1,009,390	964,881
Other
Other assets	54,821	50,093
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	484,867	490,170
Business and government	758,367	684,748
Bank	37,383	37,183
Deposits	1,280,617	1,212,101
Other
Obligations related to assets sold under repurchase agreements and securities loaned	32,424	34,658
Other liabilities	56,313	69,850
Subordinated debentures	13,728	13,602
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	72,824	66,020
Securities
Trading	204,154	183,300
Investment, net of applicable allowance	333,858	256,618
Securities	538,012	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	265,832	350,803
Loans, net of applicable allowance
Retail	640,930	623,593
Wholesale	384,530	357,787
Loans, net	1,025,460	981,380
Other
Derivatives	155,023	150,612
Other assets	67,413	61,863
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,563	12,024
Securities
Investment, net of applicable allowance	100,665	100,258
Securities	100,665	100,258
Assets purchased under reverse repurchase agreements and securities borrowed	65,204	66,492
Loans, net of applicable allowance
Retail	639,508	622,098
Wholesale	373,229	348,577
Loans, net	1,012,737	970,675
Other
Other assets	54,821	50,093
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	72,824	66,020
Securities
Trading	204,154	183,300
Investment, net of applicable allowance	330,701	252,696
Securities	534,855	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	265,832	350,803
Loans, net of applicable allowance
Retail	639,783	620,815
Wholesale	382,330	354,771
Loans, net	1,022,113	975,586
Other
Derivatives	155,023	150,612
Other assets	67,413	61,863
Financial liabilities at carrying amount [member]
Deposits
Personal	523,327	522,139
Business and government	918,163	839,670
Bank	39,987	47,722
Deposits	1,481,477	1,409,531
Other
Obligations related to securities sold short	47,072	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	266,287	305,321
Derivatives	158,862	163,763
Other liabilities	74,989	68,190
Subordinated debentures	13,832	13,546
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	483,198	487,832
Business and government	756,826	683,241
Bank	37,375	37,192
Deposits	1,277,399	1,208,265
Other
Obligations related to assets sold under repurchase agreements and securities loaned	32,424	34,658
Other liabilities	56,307	69,597
Subordinated debentures	13,593	13,546
Financial liabilities at fair value [member]
Deposits
Personal	524,996	524,477
Business and government	919,704	841,177
Bank	39,995	47,713
Deposits	1,484,695	1,413,367
Other
Obligations related to securities sold short	47,072	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	266,287	305,321
Derivatives	158,862	163,763
Other liabilities	74,995	68,443
Subordinated debentures	$ 13,967	$ 13,602